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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment [ ] Amendment Number: _______________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 1170 Kane Concourse, Suite 200
         Bay Harbor, FL 33154

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward S. Lampert
Title: Chief Executive Officer, ESL Investments, Inc., General
       Partner of RBS Partners, L.P.
Phone: (305) 702-2100

Signature, Place, and Date of Signing:

/s/ Edward S. Lampert         Bay Harbor, FL            May 15, 2013
---------------------     ----------------------    --------------------
     (Signature)               (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 4,024,664
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number     Name
1      28-11470                 ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 over certain 13(f) securities for which RBS exercises direct control.

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                           FORM 13F Information Table

Column 1:                    Column 2: Column 3:  Column 4:       Column 5:       Column 6  Column 7:            Column 8:
                                                             -------------------
                                                 Fair Market  Shares or                                      Voting Authority
                              Title of   CUSIP      Value     Principal SH/ Put/ Investment   Other   ------------------------------
Name of Issuer                 Class    Number   (x $1,000)    Amount   PRN Call Discretion Managers   (a) Sole  (b) Shared (c) None
---------------------------- --------- --------- ----------- ---------- --- ---- ---------- --------- ---------- ---------- --------
AUTONATION INC               COM       05329W102   1,156,860 26,442,522 SH         Sole             0 26,442,522          0        0
AUTONATION INC               COM       05329W102     218,830  5,001,819 SH        Defined           1  5,001,819          0        0
CAPITAL ONE FINL CORP        COM       14040H105         466      8,484 SH         Sole             0      8,484          0        0
GAP INC DEL                  COM       364760108     492,720 13,918,647 SH         Sole             0 13,918,647          0        0
GENWORTH FINL INC            COM CL A  37247D106      83,826  8,382,562 SH         Sole             0  8,382,562          0        0
ISTAR FINL INC               COM       45031U101       9,396    862,803 SH         Sole             0    862,803          0        0
ORCHARD SUPPLY HARDWARE STOR CL A      685691404       4,132  1,043,387 SH         Sole             0  1,043,387          0        0
ORCHARD SUPPLY HARDWARE STOR CL A      685691404           2        447 SH        Defined           1        447          0        0
SEARS HLDGS CORP             COM       812350106   1,691,239 33,845,092 SH         Sole             0 33,845,092          0        0
SEARS HLDGS CORP             COM       812350106         549     10,977 SH        Defined           1     10,977          0        0
SEARS HOMETOWN & OUTLET STOR COM       812362101     366,543  9,084,077 SH         Sole             0  9,084,077          0        0
SEARS HOMETOWN & OUTLET STOR COM       812362101         101      2,506 SH        Defined           1      2,506          0        0